                                                     REGISTRATION NO. 333-31131
                                                     REGISTRATION NO. 811-07659

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                        [_]
                        PRE-EFFECTIVE AMENDMENT NO.                        [_]
                      POST-EFFECTIVE AMENDMENT NO. 55                      [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [_]
                             AMENDMENT NO. 316                             [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

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                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On September 5, 2013 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 55 to the Registration
Statement No. 333-31131 for the purposes of including in the Registration
Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract, and Part C. This Post-Effective Amendment No. 55 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment No. 53
filed on April 24, 2013.

Summary Prospectus Supplement

and Prospectus Supplement

Guaranteed Minimum Income Benefit,

Guaranteed Minimum Death Benefit,

and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. If you accept this offer and you do not want to remain invested in your Accumulator® variable annuity contract, we also offer you the opportunity to exchange your contract for another annuity contract issued by us.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged.

You should carefully read the Summary in conjunction with the Supplement that follows before making your decision regarding this offer. This offer asks you to give up valuable guaranteed benefits in return for additional cash in your contract. Reading the summary alone is no substitute for reading the entire document.

Inside

Summary Prospectus Supplement				1

Prospectus Supplement			3

Appendix I
Guaranteed Benefits and Standard Death Benefit Information		13

Appendix II
Exchange Offer Program	20

AXA Equitable Life Insurance Company

Supplement dated September 5, 2013 to current prospectuses for:

• Accumulator®

• Accumulator® Elite

• Accumulator® Plus

• Accumulator® Select

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Summary Prospectus Supplement

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum income benefit (“GMIB”). For a limited time, we are offering to increase your contract’s account value in return for terminating your GMIB, and any optional benefits you elected, such as the GMDB and EEB.

When you purchased your contract you made a determination that the GMIB, GMDB (and EEB, if applicable) were important to you based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMIB, GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today and your future needs.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change.

For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/incomebenefit. If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

If you accept the offer:

•   The amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us.

• Your GMIB, GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased.

•   Upon termination of your Guaranteed Benefits, you would no longer pay the annual charges for the Guaranteed Benefits, and a withdrawal charge will not apply to any withdrawal or exchange made no later than 30 days after the expiration date shown in your offer letter.

•    The Guaranteed Benefits and the standard death benefit cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor.

•    Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer.

•    You may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the Guaranteed Benefits and the standard death benefit, you may: (i) terminate your contract and receive the account value plus the amount we add to your contract; (ii) transfer a portion of your contract’s account value to another investment product; (iii) exchange your contract for another annuity contract issued by an insurance company of your choice; or (iv) exchange your contract for a Structured Capital Strategies® Series C or Series ADV variable and index-linked deferred annuity contract, which are both currently available for sale, or an Investment Edge Select or Series ADV variable annuity contract issued by us (together the “New Contracts”), which we anticipate will become available for sale before our offer expires. We provide more information on their availability later in this supplement. You can also contact your financial professional for more information.

The offer to exchange your contract is distinct from our offer to increase your contract account value in return for terminating your GMIB, GMDB and EEB, as applicable. You can accept our offer to increase your account value and reject our offer to exchange your contract. However, our offer to exchange your contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company Retirement Services Solution 500 Plaza Drive, 6th Floor Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

Prospectus Supplement

Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit, and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/incomebenefit. If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum income benefit (“GMIB”). In addition, at the time you purchased your contract, you also may have elected a guaranteed minimum death benefit (“GMDB”) and the earnings enhancement benefit (“EEB”, also referred to as “Protection PlusSM”).

What is this offer? How does this offer work?
For a limited time, we are offering to increase your contract’s account value in return for terminating your GMIB and any optional benefits you elected such as the GMDB and EEB (together the “Guaranteed Benefits”). In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. You should be aware that in certain versions of the contracts the GMIB may be voluntarily or automatically converted to a guaranteed withdrawal benefit for life (“GWBL”). If you have a contract that provides for the GMIB to be voluntarily or automatically converted to a GWBL and you accept this offer, upon termination of the GMIB you will no longer have the right to add a GWBL to your contract in the future.

If you accept this offer, upon termination of your Guaranteed Benefits, the annual Guaranteed Benefits charges will no longer be deducted from your account value. For additional information about the GMIB, GMDB, EEB, and standard death benefit, see Appendix I to this supplement. While the charges for the Guaranteed Benefits would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer and acceptance letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe that this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMIB, GMDB, EEB and the standard death benefit. If you accept this offer, you would benefit because you would receive an increase in your contract’s account value and your Guaranteed Benefit charges would cease. We would gain a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these Guaranteed Benefits costly to us. Providing the lump sum payments will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable Guaranteed Benefits in return for additional cash in your contract.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?
For the GMIB and GMDB, we determine the offer amount using standard actuarial calculations for determining contract reserves. The actuarial value takes into account:
• The owner/annuitant’s life expectancy (based on gender and age); • The current and projected contract account value; and • The current and projected GMIB and GMDB benefits.

In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. We calculate the actuarial value of your GMIB and GMDB together. These calculations are determined based on reserves, account value, and benefit bases on the business day prior to the date we receive your acceptance of this offer.

For most contract owners (“Group 1”), the amount of the offer is the greater of: (i) approximately 70% of this actuarial valuation of the GMIB and GMDB reserve; and (ii) two times the GMIB and GMDB fee rates multiplied by the respective benefit base. In addition, if you elected the EEB, we will add an amount equal to two times the EEB fee rate multiplied by the contract’s account value on the business day prior to the date we receive your acceptance of this offer.

If you took an excess withdrawal (cumulative withdrawals in a contract year that exceed a specified limit) in any of the three contract years ending in 2012, or in the partial contract year from your contract anniversary in 2012 through December, 31, 2012, and that excess withdrawal also equaled or exceeded 25% of the contract’s account value as of the contract date anniversary preceding the withdrawal(s), then you are part of Group 2. For Group 2, the offer is the greater of: (i) approximately 25% of the actuarial valuation of the GMIB and GMDB reserve; and (ii) the GMIB and GMDB fee rates multiplied by the respective benefit base. In addition, if you elected the EEB, we will add an amount equal to the EEB fee rate multiplied by the contract’s account value.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. In general, the larger your contract account value is relative to your benefit base, the smaller your offer amount will be. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMIB and GMDB benefits, we consider a number of factors including your contract’s current account value, your age, your allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on then current market conditions and any changes in our estimate of your then current and projected contract account value and GMIB and GMDB benefits when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to your account by visiting www.axa-equitable.com or call us at 1-866-638-0550.
Examples for Group 1 Example 1:
Assume the contract owner is a 68-year old male who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,583 and the contract account value is $98,205. The amount of the initial offer as stated in the contract owner’s offer letter is $29,617. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $78,564. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $35,211.
Example 2:
Assume the contract owner is a 68-year old male who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,583 and the contract account value is $98,205. The amount of the initial offer as stated in the contract owner’s offer letter is $29,617. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $117,847. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $24,023.

Additional Offer Amount Examples for Group 1:

The following examples assume the contract owner is a 68-year old male.

Contract account value	GMIB/GMDB benefit base	Offer amount
$100,000	$150,000	$25,745
$100,000	$160,000	$29,957
$100,000	$170,000	$34,265
$100,000	$180,000	$38,638
$100,000	$190,000	$43,008
$100,000	$200,000	$47,357
$100,000	$210,000	$51,689
$100,000	$220,000	$56,089
$100,000	$230,000	$60,492
$100,000	$240,000	$64,912
$100,000	$250,000	$69,371
$100,000	$260,000	$73,779
$100,000	$270,000	$78,251
$100,000	$280,000	$82,688
$100,000	$290,000	$87,146
$100,000	$300,000	$91,606

Examples for Group 2
Example 3:
Assume the contract owner is a 63-year old female who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,663 and the contract account value is $98,616. The amount of the initial offer as stated in the contract owner’s offer letter is $10,272. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $78,892. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $12,146.
Example 4:
Assume the contract owner is a 63-year old female who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,663 and the contract account value is $98,616. The amount of the initial offer as stated in the contract owner’s offer letter is $10,272. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $118,339. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $8,397.

Additional Offer Amount Examples for Group 2:

The following examples assume the contract owner is a 63-year old female.

Contract account value	GMIB/GMDB benefit base	Offer amount
$100,000	$150,000	$8,987
$100,000	$160,000	$10,434
$100,000	$170,000	$11,956
$100,000	$180,000	$13,392
$100,000	$190,000	$14,909
$100,000	$200,000	$16,380
$100,000	$210,000	$17,975
$100,000	$220,000	$19,455
$100,000	$230,000	$20,947
$100,000	$240,000	$22,486
$100,000	$250,000	$24,016
$100,000	$260,000	$25,556
$100,000	$270,000	$27,046
$100,000	$280,000	$28,711
$100,000	$290,000	$30,204
$100,000	$300,000	$31,729

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your offer amount may be higher or lower than the amounts shown.

How can I evaluate this offer?

You must decide between: (1) keeping your Guaranteed Benefits and standard death benefit; or (2) terminating your Guaranteed Benefits and standard death benefit and accepting an increase in your contract’s account value. See Appendix I for a description of the Guaranteed Benefits and standard death benefit.

If you do not accept our offer, no amount would be added to your contract’s account value and your Guaranteed Benefit(s) and standard death benefit would continue in force and applicable fees would continue to be deducted from your account value.

If you accept the offer, your Guaranteed Benefit(s) and standard death benefit would terminate, and your contract’s account value would be increased. In the future, if a death benefit is payable, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be more or less than your net contributions.

When you purchased your contract you made a determination that the GMIB, GMDB (and EEB, if applicable) were important to you based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMIB, GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today and your future needs. You should also consider your specific contract account values (with and without the offer), your GMIB and GMDB benefit base and the following factors:

• How long you intend to keep your contract;

• Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the GMIB;

• Whether it is important for you to leave a minimum death benefit from your contract to your beneficiaries;

• Whether the increased contract account value available through the offer is more important to you than the current value of the GMIB and GMDB;

•   Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMIB and GMDB benefit base may increase such that the GMIB and GMDB may become less valuable to you over time;

•   Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMIB and GMDB benefit base would have increased such that the value of having the GMIB and GMDB may become more valuable to you and your beneficiaries over time; and

• Whether your need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing the benefit base.

You should assess your own situation to decide whether to accept the offer. Once terminated, the Guaranteed Benefits and the standard death benefit cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?
To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:
AXA Equitable Life Insurance Company Retirement Services Solution 500 Plaza Drive, 6th Floor Secaucus, NJ 07094
Or you may fax the acceptance form to us at 1-816-701-4960.
If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance or we receive your acceptance on the first day of your contract year, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMIB/GMDB benefit base and the contract’s account value. However, if the actuarial calculation of the offer amount is less than the minimum offer amount (i.e. one or two times the GMIB and GMDB fee rates multiplied by the respective benefit base), the offer amount may be greater than the difference between the projected GMIB/GMDB benefit base and the contract’s account value. This is more likely to occur if the difference between the GMIB/GMDB benefit base and the account value is small relative to the fees paid for the GMIB and GMDB.
What are my options after I accept this offer?

If you accept this offer you may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the Guaranteed Benefits and the standard death benefit, you may: (i) terminate your contract and receive the account value which includes the amount we add to your contract; (ii) transfer all or part of your contract’s account value to another investment product; (iii) exchange your contract for another annuity contract issued by an insurance company of your choice; or (iv) exchange your contract for a New Contract. (See Appendix II to this supplement for a comparison of some of the important features of your current contract and the New Contracts.) If you are considering exchanging your current contract for a New Contract and would like a copy of a prospectus, contact your financial professional. Before making a decision to purchase a New Contract, you should read the prospectus and carefully consider the investment objectives, risks, and charges and expenses. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

As noted in Appendix II, as of the date of this supplement, the Investment Edge Select and Investment Edge Series ADV variable annuity contracts are not yet available for sale.

For more information about the availability of those contracts, contact your financial professional. The information in this supplement and in the preliminary prospectus for the Investment Edge contracts is not complete and may be changed. We may not sell an Investment Edge contract until the registration statement filed with the Securities and Exchange Commission is effective. Neither this supplement not the preliminary prospectus for the Investment Edge contract is an offer to sell the contracts and is not soliciting an offer to buy the contracts in any state where the offer or sale is not permitted.

If you accept this offer, a withdrawal charge will not apply to any withdrawal or exchange made no later than 30 days after the expiration date shown in your offer letter. Amounts withdrawn during this period will be considered withdrawals of contributions for purpose of calculating any applicable withdrawal charges after this period.

Please note that we are unable to waive the withdrawal charge on the date we receive your request for a partial withdrawal if your withdrawal request is received on the same business day we receive your acceptance of this offer. If we receive your request for a partial withdrawal on the same business day we receive your acceptance of this offer, in order to waive the withdrawal charge, you agree that we will process your request for a partial withdrawal on the next business day following the business day we receive your acceptance.

Would accepting this offer impact my automatic payment plans?
If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to re-enroll in automated withdrawal services, call us at 1-800-789-7771.
More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMIB, GMDB, and EEB, if applicable, and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credit enhancements that may apply to your contract. Therefore, you will not receive any credit enhancements if you accept this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, if you take a withdrawal more than 30 days after the expiration date shown in your offer letter, a withdrawal charge may apply to your contributions depending on how long each contribution has been invested in your contract. For example, a withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the free withdrawal amount (10% or 15% depending on the terms of your contract); or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Although we do not directly compensate your financial professional based on your acceptance of this offer, he or she may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, if your account value increases and you choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and/or his or her firm may increase. Or, if you exchange this contract for another variable annuity or other investment product, your financial professional may receive compensation upon completion of that purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

This offer may not be available in all states. We may suspend or terminate this offer at any time. In the future, we may make additional offers in connection with these Guaranteed Benefits on different and/or more or less favorable terms.

Appendix I

Guaranteed Benefits and Standard Death Benefit Information

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and the Guaranteed minimum income benefit base (hereinafter, in this section called your ‘‘benefit base’’) is used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also ‘‘Guaranteed minimum death benefit’’ below.

Standard death benefit. Your benefit base is equal to:

•   your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘Accessing your money’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).
Your benefit base is equal to:

•   your initial contribution and any additional contributions to the contract; plus

•   daily roll-up; less

•   a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘Accessing your money’’ and the section entitled ‘‘Charges and expenses’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•   6 1/2% (6%, or 5%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/ Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•   3% with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see ‘‘Our administrative procedures for calculating your Roll-Up benefit base following a transfer’’ in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (5-6 1/2%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Guaranteed minimum income benefit). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•   your initial contribution to the contract (plus any additional contributions),

-or-

•   your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See ‘‘Accessing your money’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

• your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•   your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges to not apply to Accumulator® Select contracts.
Guaranteed minimum income benefit and the Roll-up benefit base reset

You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on any contract date anniversary until the contract date anniversary following age 75 (or age 80 for certain contracts), if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-up benefit base to equal the account value on any 5th or later contract date anniversary, until the contract date anniversary following age 75. If you elected the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’ in your Prospectus. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elected both the Guaranteed minimum income benefit AND the Greater of the 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the ‘‘Greater of enhanced death benefit’’), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elected both options, they are not available with different Roll-Up benefit bases: each option must include either the 6 1/2% Roll-Up or 6% Roll-Up benefit base. We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. For certain contracts, this may not be later than the contract date anniversary following age 85. See “Exercise rules” under “Guaranteed minimum income benefit” in your Prospectus for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” in your Prospectus.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See ‘‘Payment of death benefit’’ in your Prospectus for more information.

If you elected one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ in your Prospectus for more information.

Earnings enhancement benefit (or Protection PlusSM)

The Earnings enhancement benefit provides an additional death benefit. If you elected the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i) the account value, or

(ii) any applicable death benefit

decreased by:

(iii) total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) ‘‘Net contributions’’ are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. ‘‘Net contributions’’ are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in ‘‘net contributions’’); and (ii) ‘‘Death benefit’’ is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i) the account value, or

(ii) any applicable death benefit

decreased by:

(iii) total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See ‘‘Spousal continuation’’ in ‘‘Payment of death benefit’’ in your Prospectus for more information.

Appendix II
Exchange Offer Program

If you are considering purchasing a New Contract you should contact your financial professional, who will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this Guaranteed minimum income benefit offer to exchange their existing contract at net asset value for a New Contract. This exchange offer program is available if: (i) you accept our Guaranteed minimum income benefit offer and exchange your existing contract for a New Contract no later than 30 days after the expiration date shown in your offer letter; or (ii) your existing contract is not subject to the withdrawal charge. If you are considering exchanging your current contract for a New Contract and would like a copy of the prospectus for the New Contract, contact your financial professional.

Under this exchange offer program, the surrender of your existing contract will not trigger a withdrawal charge. The account value attributable to your existing contract would not be subject to any withdrawal charge under the New Contract (but would be subject to all other charges and fees under the New Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the New Contracts and other investment products. You should also compare the fees and charges of your existing contract to the fees and charges of the New Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you.

The chart set out below provides a summary comparison of some of the important features of your existing contract and the New Contracts. You should not rely solely on this chart in examining the differences between your existing contract and the New Contracts. There may be other differences important for you to consider prior to purchasing a New Contract. You should read your Prospectus and other information related to your existing contract prior to requesting an exchange to a New Contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Comparison of your existing contract and the New Contracts

	Existing Contract
	Existing contract prior to accepting this offer	Existing contract after accepting this offer	SCS Series C Contract	SCS Series ADV Contract	Investment Edge Select[1]	Investment Edge Series ADV[1]
Annual Administrative Charge[2]	$0 - $30	$0 - $30	None	None	$50[3]	$50[3]
Total Separate Account Annual Expenses	1.25% - 1.70%	1.25% - 1.70%	1.65%	0.65%	1.25%	0.30%
Maximum withdrawal charge	0% - 8%	0% - 8%	N/A	N/A	N/A	N/A
Guaranteed Minimum Income Benefit charge	0.65% - 1.30%	N/A	N/A	N/A	N/A	N/A
Guaranteed Minimum Death Benefit charge	0% - 1.15%	N/A	N/A	N/A	N/A	N/A
Earnings Enhancement Benefit Charge	0.35%	N/A	N/A	N/A	N/A	N/A
Standard Death Benefit	The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
Variable Investment Options	41-60 Class B and IB	41-60 Class B and IB	3 Class IB	3 Class IB	124	124
Structured Investment Options[4]	N/A	N/A	16	16	N/A	N/A
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1%-3%	1%-3%	N/A	N/A	N/A	N/A
Fixed Maturity Options[5]	Yes	Yes	No	No	No	No

[1]  THE INFORMATION IN THE CHART REGARDING INVESTMENT EDGE AND IN THE INVESTMENT EDGE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THE INVESTMENT EDGE PROSPECTUS UNTIL THE REGISTRATION STATEMENT RELATING TO THE INVESTMENT EDGE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS IS NOT AN OFFER TO SELL THESE CONTRACTS AND WE ARE NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

[2]  The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

[3]  We will deduct this charge on any contract date anniversary following the first contract date anniversary (or, for NQ contracts where Income Edge has been elected, the first Income Edge Anniversary Date) if, you were not enrolled in electronic delivery for the entirety of the preceding contract year (or, for NQ contracts where Income Edge has been elected, the preceding Annual Payout Period). If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

[4]  The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity ranges from the first 10%, 20%, or 30% of loss. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. See the SCS Prospectus for more information.

[5]  Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.

For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/incomebenefit.

If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

        (a)     The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
        Company and Separate Account No. 49 are included in the Statement of
        Additional Information.

        (b)     Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

        1.      Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

        2.      Not applicable.

        3.      (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-64749) filed on August 5,
                          2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-127445) filed on August 11,
                          2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors LLC incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

                (b)       Distribution Agreement for services by The
                          Equitable Life Assurance Society of the United
                          States to AXA Network, LLC and its subsidiaries
                          dated January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (c)       Transition Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

                                      C-1

          (d)(iv)    Fourth Amendment dated as of November 1, 2004 to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between The Equitable Life
                     Assurance Society of the United States and AXA
                     Network, LLC and its subsidiaries incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-127445), filed on August 11,
                     2005.

          (d)(v)     Fifth Amendment dated as of November 1, 2006, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between The Equitable Life
                     Assurance Society of the United States and AXA
                     Network, LLC and its subsidiaries incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-05593), filed on
                     April 24, 2012.

          (d)(vi)    Sixth Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 333-05593), filed on April 24,
                     2012.

          (d)(vii)   Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                     on April 20, 2009.

          (d)(viii)  Eighth Amendment dated as of November 1, 2008, to
                     General Agent Sales Agreement dated as of
                     January 1, 2000 by and between AXA Equitable Life
                     Insurance Company (formerly known as The Equitable
                     Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries, incorporated
                     herein by reference to Registration Statement on
                     Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                     on April 20, 2009.

          (d)(ix)    Ninth Amendment dated as of November 1, 2011 to
                     General Agent Sales Agreement dated as of January
                     1, 2000 by and between AXA Life Insurance Company
                     (formerly known as The Equitable Life Assurance
                     Society of the United States) and AXA Network, LLC
                     and its subsidiaries incorporated herein by
                     reference to the Registration Statement filed on
                     Form N-4 (File No. 333-05593) filed on April 24,
                     2012.

                                      C-2

           (e)      Form of Brokerage General Agent Sales Agreement
                    with Schedule and Amendment to Brokerage General
                    Agent Sales Agreement among [Brokerage General
                    Agent] and AXA Distributors, LLC, AXA Distributors
                    Insurance Agency, LLC, AXA Distributors Insurance
                    Agency of Alabama, LLC, and AXA Distributors
                    Insurance Agency of Massachusetts, LLC,
                    incorporated herein by reference to Exhibit No.
                    3.(i) to Registration Statement (File No.
                    333-05593) on Form N-4, filed on April 20, 2005.

           (f)      Form of Wholesale Broker-Dealer Supervisory and
                    Sales Agreement among [Broker-Dealer] and AXA
                    Distributors, LLC, incorporated herein by reference
                    to Exhibit No. 3.(j) to Registration Statement
                    (File No. 333-05593) on Form N-4, filed on April
                    20, 2005.

                                      C-3

         4.      (a)      Form of group annuity Contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                 (b)      Forms of group annuity Certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4
                          (File No. 33-83750), filed February 27, 1998.

                 (c)      Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                          by reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                 (d)      Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA,
                          incorporated herein by reference to Exhibit 4(e) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                                      C-4

                 (e)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          (File No. 333-31131) on July 11, 1997.

                 (f)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 31, 1997.

                 (g)      Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-31131 on December 31, 1997.

                 (h)      Form of Endorsement No. 98ROTH to Contract Form No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement on
                          Form N-4 (File No. 333-31131) on December 30, 1997.

                 (i)      Form of Custodial Owned Roth Endorsement No.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-31131 on
                          May 1, 1998.

                 (j)      Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, previously filed with this
                          Registration Statement No. 333-31131 on May 1, 1998.

                 (k)      Form of Data Pages for Equitable Accumulator Select
                          TSA, previously filed with this Registration
                          Statement No. 333-31131 on May 22, 1998.

                 (l)      Form of Endorsement applicable to TSA Certificates,
                          incorporated by reference to Exhibit 4(t) to
                          Registration Statement No. 333-05593, filed May 22,
                          1998.

                 (m)      Form of Enrollment Form/Application for Equitable
                          Accumulator Select (IRA, NQ, QP and TSA), previously
                          filed with this Registration Statement No. 333-31131
                          on November 30, 1998.

                 (n)      Form of Data Pages (as revised) for Equitable
                          Accumulator Select (IRA, NQ, QP, and TSA),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 28, 1998.

                 (o)      Form of Endorsement No. 98ENIRAI-IM to Contract No.
                          1050-94IC and the Certificates under the Contract,
                          previously filed with this Registration Statement on
                          December 28, 1998.

                 (p)      Form of Data Pages for Equitable Accumulator Select
                          (IRA,NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-31131 on
                          April 25, 2000.

                 (q)      Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (r)      Form of Data Pages for Equitable Accumulator Select
                          baseBUILDER previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (s)      Form of Endorsement applicable to Roth IRA
                          Contracts, Form No. IMROTHBCO-1 previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                                      C-5

                (t)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously
                          filed with this Registration Statement File No.
                          333-31131 on April 25, 2001.

                (u)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                (v)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-31131 on April 25, 2001.

                (w)       Revised Form of Data Pages for Equitable Accumulator
                          Select (Rollover IRA, Roth Conversion, NQ,
                          QP-Defined Contribution, QP-Defined Benefit, TSA)
                          previously filed with this Registration Statement
                          File No. 333-31131 on April 25, 2001.

                (x)       Form of Amendment to Certificate Form No. 94ICB,
                          Form No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (y)       Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with
                          this Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (z)       Form of Endorsement applicable to twelve month
                          dollar cost averaging, No. 2002DCA-MM previously
                          filed with this Registration Statement File No.
                          333-31131 on December 20, 2001.

                (a)(a)    Form of Data Pages for Accumulator Select, Form No.
                          94ICA/B previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (b)(b)    Form of Data pages No. 94ICA/B previously filed with
                          this Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (c)(c)    Form of Endorsement applicable to Fixed Maturity
                          Options, No. 2002FMO previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (d)(d)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (e)(e)    Form of Guaranteed Minimum Income Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (f)(f)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (h)(h)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (i)(i)    Form of Data Page for Accumulator Select, Form No.
                          2002DPSelect previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                                      C-6

                 (j)(j)   Form of Data Pages, Form No. 2002DP previously
                          filed with this Registration Statement, (File No.
                          333-31131) on March 8, 2002.

                 (k)(k)   Form of Endorsement applicable to EGTRRA, Form No.
                          2002EGTRRA previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                 (l)(l)   Form of Endorsement applicable to Money Market
                          Dollar Cost Averaging, Form No. 2002DCA-MM
                          previously filed with this Registration Statement,
                          (File No. 333-31131) on March 8, 2002.

                 (m)(m)   Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (n)(n)   Form of Protection Plus Optional Death Benefit
                          Rider, Form No. 2002PPDB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (o)(o)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002MDB-6%orAR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (p)(p)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-6% Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (q)(q)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-AR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (r)(r)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB-6%Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (s)(s)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (t)(t)   Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with
                          beneficiary continuation option, incorporated
                          herein by reference to Exhibit No. 4(a)(c) to the
                          Registration Statement (File No. 333-05593) filed
                          on April 23, 2003.

                 (u)(u)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(d) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (v)(v)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (w)(w)   Form of Guaranteed Minimum Death Benefit Rider,
                          (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to
                          Age [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (x)(x)   Form of Guaranteed Minimum Income Benefit Rider
                          (also known as the Living Benefit), (No. 2002
                          GMIB), incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                                      C-7

                (y)(y)     Form of Protection Plus Optional Death Benefit
                           Rider (No. 2002 PPDB), incorporated herein by
                           reference to Exhibit No. 4(a)(h) to the
                           Registration Statement (File No. 333-05593) filed
                           on April 23, 2003.

                (z)(z)     Form of GIO Select Transfer/Allocation Restrictions
                           (No. 2002 DP (GIA/SEL)). Filed with this
                           Registration Statement File No. 333-31131 on
                           April 24, 2003.

                (a)(a)(a)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                           to age [85] GMDB or Annual Ratchet to Age [85]
                           GMDB, incorporated herein by reference to Exhibit
                           4(a)(i) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (b)(b)(b)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                           [85], incorporated herein by reference to Exhibit
                           4(a)(j) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (c)(c)(c)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB) (also known as the Living
                           Benefit), incorporated herein by reference to
                           Exhibit 4(a)(k) to the Registration Statement (File
                           No. 333-05593) filed on May 8, 2003.

                (d)(d)(d)  Form of Protection Plus Optional Death Benefit
                           Rider (No. 2003PPDB), incorporated herein by
                           reference to Exhibit 4(a)(l) to the Registration
                           Statement (File No. 333-05593) filed on May 8, 2003.

                (e)(e)(e)  Form of Enhanced Guaranteed Principal Benefit
                           ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                           herein by reference to Exhibit 4(a)(m) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (f)(f)(f)  Form of Spousal Protection Rider applicable to
                           [Non-Qualified][Certificate/Contract]s (No. 2003
                           SPPRO), incorporated herein by reference to Exhibit
                           4(a)(n) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (g)(g)(g)  Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (h)(h)(h)  Form of Data Pages (No. 2003DP), incorporated
                           herein by reference to Exhibit 4(a)(p) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (i)(i)(i)  Form of Data Pages (No. 2003DPSelect). Filed with this Registration Statement File No. 333-31131 on
                           May 8, 2003.

                (j)(j)(j)  Form of Data Pages (Inherited IRA) (No. 2003
                           DPTOBCO-Select). Filed with this Registration
                           Statement File No. 333-31131 on May 8, 2003.

                (k)(k)(k)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-A), incorporated by reference to
                           Exhibit No. 4(a)(r) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                (l)(l)(l)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-B), incorporated by reference to
                           Exhibit No. 4(a)(s) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                                      C-8

                (m)(m)(m)  Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                           Registration Statement File No. 333-05593, Filed
                           May 3, 2004.

                (n)(n)(n)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(u) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (o)(o)(o)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(v) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (p)(p)(p)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(w) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (q)(q)(q)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(x) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (r)(r)(r)  Form of Change of Ownership Endorsement (2004COO)
                           incorporated herein by reference to Exhibit 4(a)(y)
                           to Registration Statement (File No. 333-05593) on
                           Form N-4, Filed April 20, 2005.

                (s)(s)(s)  Form of Endorsement Applicable to TSA Contracts
                           (2004TSA) incorporated herein by reference to
                           Exhibit 4(a)(z) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (t)(t)(t)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(a)(a)(a) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (u)(u)(u)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(b)(b)(b) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (v)(v)(v)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                           6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                           85 GMDB) incorporated herein by reference to
                           Exhibit 4.(c)(c)(c) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14,
                           2005.

                (w)(w)(w)  Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-B,
                           incorporated herein by reference to Exhibit
                           4.(d)(d)(d) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (x)(x)(x)  Form of flexible premium deferred fixed and
                           variable annuity contract No.2006BASE-I-A,
                           incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (y)(y)(y)  Form of Data Page No. 2006GWB DP, incorporated
                           herein by reference to Exhibit 4. (f)(f)(f) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                                      C-9

              (z)(z)(z)  Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(b)  Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the
                         Registration Statement (File No.333-05593), filed
                         June 14, 2006.

              (a)(a)(c)  Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(d)  Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, on May 15, 2007.

              (a)(a)(e)  Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(f)  Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(g)  Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(h)  Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(i)  Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(j)  Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(k)  Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(l)  Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(m)  Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(n)  Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(o)  Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the
                         Registration Statement (File No. 333-05593), filed
                         June 14, 2006.

              (a)(a)(p)  Form of Endorsement No. 2006INHROTH-ACC,

                                     C-10

                           incorporated herein by reference to Exhibit
                           4.(v)(v)(v) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (a)(a)(q)  Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(r)  Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(s)  Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(t)  Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(u)  Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(v)  Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(w)  Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(x)  Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(y)  Form of Data Page No. 2006DPSelect, as previously filed with this Registration Statement File No.
                           333-31131, filed June 15, 2006.

                (a)(a)(z)  Form of Contract for Individual Fixed and Variable
                           Annuity (2007DPSelect), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(a)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007MMDCA), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(b)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DP), incorporated herein by reference
                           to Exhibit 4 (a)(a)(g) to the Registration
                           Statement (File No. 333-05593), filed January 30,
                           2007.

                (a)(b)(c)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007GWBL DP), incorporated herein by
                           reference to Exhibit 4 (a)(a)(h) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(d)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DPTOBCO), incorporated herein by
                           reference to Exhibit 4 (a)(a)(i) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(e)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIB), incorporated herein by
                           reference to Exhibit 4 (a)(a)(n) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                                     C-11

                (a)(b)(f)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(o) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(g)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR-R), incorporated herein by
                           reference to Exhibit 4 (a)(a)(p) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(h)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-6), incorporated herein by
                           reference to Exhibit 4 (a)(a)(q) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(i)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-3), incorporated herein by
                           reference to Exhibit 4 (a)(a)(r) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(j)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(s) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(k)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-AR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(t) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(l)  Form of Rider for Individual Fixed and Variable
                           Annuity (2006GWB - rev 5-07 NQ), incorporated
                           herein by reference to Exhibit 4 (a)(a)(u) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(m)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(v) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(n)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(o)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(p)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(q)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-ACC-rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(a)(z) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                (a)(b)(r)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-GWB - rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(b)(a) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                                     C-12

               (a)(b)(s)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-ACC - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(b) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(t)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-GWB - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(c) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(u)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007COO), incorporated herein by
                          reference to Exhibit 4 (a)(b)(e) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(v)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007PREDB), incorporated herein by
                          reference to Exhibit 4 (a)(b)(f) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(w)  Form of Guaranteed Withdrawal Benefit
                          (("GWB")(rev0208)) is incorporated herein by
                          reference to Exhibit 4.(a)(b)(g) to the Registration
                          Statement (File No. 333-05593) filed on October 15,
                          2007.

               (a)(b)(x)  Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2008.

               (a)(b)(y)  Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein
                          by reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(b)(z)  Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

               (a)(c)(a)  Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(b)  Form of Endorsement Applicable to the Right to Add
                          an Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(c)  Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

               (a)(c)(d)  Form of Guaranteed Minimum Death Benefit Rider
                          (GMDB) (No. 2008GMDBSA), incorporated herein by
                          reference to Exhibit 4 (a) (b) (w) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(e)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed

                                     C-13

                           Withdrawal Benefit for Life Conversion Benefit (No.
                           2008GMIB), incorporated herein by reference to
                           Exhibit 4(a)(b)(x) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(f)  Form of Endorsement Applicable to Credits Applied
                           to Annuity Account Value (No. 2008TRBNS),
                           incorporated herein by reference to Exhibit 4 (a)
                           (b) (y) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(g)  Form of Endorsement Applicable to the Deferment
                           Provision (No. 2008DEFER), incorporated herein by
                           reference to Exhibit 4 (a) (b) (z) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(h)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-ACC), incorporated herein by reference
                           to Exhibit 4 (a)(c)(a) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(i)  Form of Endorsement Applicable to Custodial
                           Contracts (No. 2008IRA-CSTDL-NS), incorporated
                           herein by reference to Exhibit 4 (a) (c) (b) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(j)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-GWB), incorporated herein by reference
                           to Exhibit 4 (a)(c)(c) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(k)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-ACC), incorporated herein
                           by reference to Exhibit 4(a)(c)(d) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(l)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(e) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(m)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-ACC), incorporated herein by
                           reference to Exhibit 4 (a)(c)(f) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(n)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-GWB), incorporated herein by
                           reference to Exhibit 4 (a)(c)(g) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(o)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(c)(h) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(p)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(i) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(q)  Form of Non-Spousal Beneficiary Continuation Option
                           (BCO) Tax-Qualified Retirement Plan Funds Direct
                           Rollover to Traditional IRA Endorsement (No.
                           2008TQNSBCO), incorporated herein by reference to
                           Exhibit 4 (a)(c)(j) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on August
                           20, 2008.

                                     C-14

                (a)(c)(r)  Form for use with Certificate Form No.
                           2006BASEA/2006BASEB or Contract Form No.
                           2006BASE-I-A/2006BASE-I-B (Depending on
                           Jurisdiction) Marketed as AXA Equitable's
                           "Accumulator Series 08" ("Accumulator",
                           "Accumulator Select", "Accumulator Plus" and
                           "Accumulator Elite"), incorporated herein by
                           reference to Exhibit 4 (a)(c)(k) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on August 20, 2008.

                (a)(c)(s)  Form of Data Pages (No. 2008DPBCO -
                           INH/NSDR),incorporated herein by reference to
                           Exhibit 4 (a)(c)(c) to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(t)  Form of Data Pages (No. 2008DPSELECT) previously filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                (a)(c)(u)  Form of Endorsement Applicable to the Right to
                           Add an Optional Guaranteed Minimum Income Benefit
                           ("GMIB") Rider (No. 2009ADOPT), incorporated
                           herein by reference to Exhibit 4 (a) (c) (o) to
                           the Registration Statement (File No. 333-64749)
                           on Form N-4 filed on May 13, 2009.

                (a)(c)(v)  Form of Endorsement Applicable to Investment
                           Options (Form No. 2009GOA), incorporated herein
                           by reference to Exhibit 4 (a) (c) (p) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(c)(w)  Form of Endorsement Applicable to GWBL Maturity
                           Date Annuity Benefit (Form No. 2009GWBLMD),
                           incorporated herein by reference to Exhibit 4
                           (a)(c) (r) to the Registration Statement (File
                           No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(x)  Form of Endorsement Applicable to Section 6.02,
                           "Payment Upon Death" (Form No. 2009DBENDO),
                           incorporated herein by reference to Exhibit 4
                           (a)(c)(s) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(y)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider Annual Ratchet to Age [85] (Form No.
                           2009GMDBAR), incorporated herein by reference to
                           Exhibit 4 (a) (c) (t) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(c)(z)  Form of Guaranteed Minimum Death Benefit Rider
                           (Form No. 2009GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(c)(u) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(a)  Form of Guaranteed Minimum Income Benefit
                           ("GMIB") Rider with Optional Reset of [5%] Roll
                           Up to Age [85] GMIB Benefit Base and Guaranteed
                           Withdrawal Benefit for Life Conversion Benefit
                           (Form No. 2009GMIB), incorporated herein by
                           reference to Exhibit 4 (a) (c) (v) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(b)  Form of Endorsement Applicable to Special Money
                           Market Dollar Cost Averaging (Form No.
                           2009MMSDCA) incorporated herein by reference to
                           Exhibit 4 (a) (c) (q) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(d)(c)  Form of Data Pages, (Form No. 2009DPSelect),
                           previously filed with this Registration Statement
                           (File No. 333-31131) on May 14, 2009.

                                     C-15

                 (a)(d)(d) Form of Data Pages (Form No. 2009DP),
                           incorporated herein by reference to Exhibit 4 (a)
                           (c) (p) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                 (a)(e)(e) Form of Endorsement applicable to Termination of
                           Guaranteed Minimum Death Benefits (Form No.
                           2012GMDB-BO-1), incorporated herein by reference
                           to Exhibit 4(m)(m) to the Registration Statement
                           (File No. 33-83750) on Form N-4 filed April 24,
                           2013.

          5.     (a)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement (File No.
                           333-31131) on July 11, 1997.

                 (b)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement No. 333-31131 on
                           December 31, 1997.

                 (c)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ and QP), previously
                           filed with this Registration Statement No.
                           333-31131 on May 1, 1998.

                 (d)       Forms of Enrollment Form/Application for
                           Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on May 22, 1998.

                 (e)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP and TSA),
                           previously filed with this Registration Statement
                           No. 333-31131 on November 30, 1998.

                 (f)       Form of Enrollment Form/Application (as revised)
                           for Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on December 28, 1998.

                 (g)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP AND TSA),
                           previously filed with this Registration
                           Statement, File No. 333-31131 on April 30, 1999.

                 (h)       Form of application for Accumulator, Form No.
                           2002App01 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (i)       Form of application for Accumulator, Form No.
                           2002App02 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (j)       Form of application for Accumulator(R)
                           Select(SM), Form No. 2004 App02, as previously
                           filed with this Registration Statement File No.
                           333-31131, filed April 20, 2006.

                 (k)       Form of Application No. 2006 App 02, incorporated
                           herein by reference to Exhibit 5.(m) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (l)       Form of Application No. 2006 App 01, incorporated
                           herein by reference to Exhibit 5.(n) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (m)       Form of Application for Accumulator (2007App 01),
                           incorporated herein by reference to Exhibit 5 (o)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (n)       Form of Application for Accumulator (2007App 02),
                           incorporated herein by reference to Exhibit 5 (p)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (o)       Form of Application for Accumulator(R),
                           Select(SM), Form No. 2008 App 01 S, previously
                           filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                 (p)       Form of Application for Accumulator(R) Select(SM),

                                     C-16

                         Form No. 2008 App 02 S, previously filed with this
                         Registration Statement, File No. 333-31131, on
                         August 22, 2008.

              (q)        Form of Application for Accumulator(R) Select(SM),
                         Form No. 2009 App 01 S, previously filed with this
                         Registration Statement File No. 333-31131 on
                         May 14, 2009.

              (r)        Form of Application for Accumulator(R) Select(SM),
                         Form No. 2009 App 02 S, previously filed with this
                         Registration Statement File No. 333-31131 on
                         May 14, 2009.

          6.  (a)        Restated Charter of AXA Equitable, as amended
                         August 31, 2010, incorporated herein by reference
                         to Registration Statement on Form N-4, (File No.
                         333-05593), filed on April 24, 2012.

              (b)        By-Laws of AXA Equitable, as amended September 7,
                         2004, incorporated herein by reference to Exhibit
                         No. 6.(c) to Registration Statement on Form N-4,
                         (File No. 333-05593), filed on April 20, 2006.

          7.  Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States
              previously filed with this Registration Statement File No.
              333-31131 on April 25, 2001.

          8.  (a)        Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable Life Insurance
                         Company ("AXA Equitable"), AXA Distributors and AXA
                         Advisors dated July 15, 2002 is incorporated herein
                         by reference to Post-Effective Amendment No. 25 to
                         the EQ Advisor's Trust Registration Statement on
                         Form N-1A (File No. 333-17217 and 811-07953), filed
                         on February 7, 2003.

              (a)(i)     Amendment No. 1, dated May 2, 2003, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         28 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         10, 2004.

              (a)(ii)    Amendment No. 2, dated July 9, 2004, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         35 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on October
                         15, 2004.

              (a)(iii)   Amendment No. 3, dated October 1, 2004, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         35 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on October
                         15, 2004.

              (a)(iv)    Amendment No. 4, dated May 1, 2005, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         37 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April 7,
                         2005.

              (a)(v)     Amendment No. 5, dated September 30, 2005, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         44 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April 5,
                         2006.

              (a)(vi)    Amendment No. 6, dated August 1, 2006, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         51 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         2, 2007.

              (a)(vii)   Amendment No. 7, dated May 1, 2007, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         53 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on April
                         27, 2007.

              (a)(viii)  Amendment No. 8, dated January 1, 2008, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         56 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on December
                         27, 2007.

              (a)(ix)    Amendment No. 9, dated May 1, 2008, to the Amended
                         and Restated Participation Agreement among EQ
                         Advisors Trust, AXA Equitable, AXA Distributors and
                         AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         61 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on February
                         13, 2009.

              (a)(x)     Amendment No. 10, dated January 1, 2009, to the
                         Amended and Restated Participation Agreement among
                         EQ Advisors Trust, AXA Equitable, AXA Distributors
                         and AXA Advisors dated July 15, 2002 incorporated
                         herein by reference to Post-Effective Amendment No.
                         64 To the EQ Advisor's Trust Registration Statement
                         (File No. 333-17217) on Form N-1A filed on March
                         16, 2009.

                                     C-17

            (a)(xi)    Amendment No. 11, dated May 1, 2009, to the Amended
                       and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and
                       AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       67 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on April
                       15, 2009.

            (a)(xii)   Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       70 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on January
                       21, 2010.

            (a)(xiii)  Amendment No. 13, dated August 16, 2010, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       77 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on February
                       3, 2011.

            (a)(xiv)   Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No.
                       77 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on February
                       3, 2011.

            (a)(xv)    Amendment No. 15, dated June 7, 2011 , to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable, AXA Distributors
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference and/or previously filed with
                       Post-Effective Amendment No. 84 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217)
                       on Form N-1A filed on August 17, 2011.

            (a)(xvi)   Amendment No. 16, dated April 30, 2012, to the
                       Amended and Restated Participation Agreement among
                       EQ Advisors Trust, AXA Equitable and AXA
                       Distributors dated July 15,2002 incorporated herein
                       by reference to Post-Effective Amendment No. 96 to
                       the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on
                       February 7, 2012.

            (b)        Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to and/or
                       previously filed with Pre-Effective Amendment No. 1
                       to AXA Premier VIP Trust Registration Statement
                       (File No. 333-70754) on Form N-1A filed on December
                       10, 2001.

            (b)(i)     Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 6 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on February 25, 2004.

            (b)(ii)    Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 16 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on June 1, 2006.

            (b)(iii)   Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP
                       Trust, AXA Equitable, AXA Advisors, AXA
                       Distributors and EDI dated as of December 3, 2001
                       incorporated herein by reference to Post-Effective
                       Amendment No. 20 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on February 5, 2008.

       9.              Opinion and Consent of Dodie Kent, Esq., Vice
                       President and Associate General Counsel of AXA
                       Equitable, as to the legality of the securities
                       being registered, filed herewith.

       10.  (a)        Consent of the PricewaterhouseCoopers LLP, filed
                       herewith.

            (b)        Powers of Attorney, filed herewith.

       11.  Not applicable.

       12.  Not applicable.

       13.  Not applicable.

                                     C-18

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
           1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

                                     C-19

*Andrew J. McMahon      Director and President

OTHER OFFICERS

*Anders B. Malmstrom    Senior Executive Director
                        and Chief Financial Officer

*Andrea M. Nitzan       Executive Director
                        and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Kevin Molloy           Senior Executive Director

*Keith Floman           Managing Director and Chief Actuary

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2012 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4 filed November 27, 2012.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q2-2013 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-190033) on Form N-4 filed July 19, 2013.

                                     C-21

Item 27. Number of Contractowners

         As of July 31, 2013, there were 6,475 Qualified Contract owners and
         5,945 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate is or was a director, officer or employee of the
                     Company shall be indemnified by the Company;

                (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss.721-726:
                          Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life
Insurance Company of America, are the principal underwriters for Separate
Accounts 49,70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP
Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America
Variable Account A and MONY America Variable Account L. In addition, AXA
Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,
301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account.
The principal business address of AXA Advisors, LLC and AXA Distributors, LLC.
is 1290 Avenue of the Americas, NY, NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Financial Crime
                                   Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

Sue Ann Charles                    Assistant Secretary

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Manish Agarwal                    Senior Vice President

*David Kahal                       Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of the
Securities Act Rule 485(b) for effectiveness of this Amendment to the
Registration Statement and has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 28th day of August, 2013.

                              SEPARATE ACCOUNT NO. 49 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 28th day of August, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                Anthony J. Hamilton  Bertram Scott
Barbara Fallon-Walsh        Peter S. Kraus       Lorie A. Slutsky
Danny L. Hale               Andrew J. McMahon    Richard C. Vaughan
Henri de Castries           Ramon de Oliveira
Denis Duverne

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 28, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9                 Opinion and Consent of Counsel                      EX-99.9

10(a)             Consent of PricewaterhouseCoopers LLP               EX-99.10a

10(b)             Powers of Attorney                                  EX-99.10b